Related party transactions: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
key management personnel
Related party transactions
Short-term benefits	$ 4,573		$ 2,992
Total Key management personnel compensation	$ 12,948		9,721
Chairman of the Board of Directors and Spouse
Related party transactions
Successive 1-year terms	1 year	1 year
Renewal term of agreement (in years)	1 year	1 year
Fees and expenses	$ 295	$ 381	304	$ 381
DSU Plan | key management personnel
Related party transactions
Stock-based compensation expense - DSU plan	551		1,777
Stock option plan | key management personnel
Related party transactions
Stock-based compensation expense - Stock option plan	$ 7,824		$ 4,952